Key Management Compensation - Disclosure of Key Management Compensation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of key management compensation [Abstract]
Employee salaries and benefits	$ 1,818	$ 2,340
Share based payments	2,695	2,594
Total key management compensation expense	$ 4,513	$ 4,934